Schedule of Investments
(unaudited)
January 31, 2025
iShares
®
iBonds
®
2028 Term High Yield and Income ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Corporate Bonds
Aerospace & Defense — 2.3%
Bombardier, Inc., 6.00%, 02/15/28
(a)
...... USD 664 $ 662,355
BWX Technologies, Inc., 4.13%, 06/30/28
(a)
.. 363 344,849
Spirit AeroSystems, Inc., 4.60%, 06/15/28 ... 633 610,526
TransDigm, Inc., 6.75%, 08/15/28
(a)
....... 1,863 1,896,202
Triumph Group, Inc., 9.00%, 03/15/28
(a)
.... 842 882,808
4,396,740
Air Freight & Logistics — 0.3%
Cargo Aircraft Management, Inc., 4.75%,
02/01/28
(a)
..................... 499 498,307
Automobile Components — 2.1%
Adient Global Holdings Ltd., 7.00%, 04/15/28
(a)
442 451,041
American Axle & Manufacturing, Inc., 6.88%,
07/01/28
(b)
..................... 361 359,022
Clarios Global LP, 6.75%, 05/15/28
(a)
...... 664 676,399
Dana, Inc., 5.63%, 06/15/28
(b)
.......... 347 344,769
Tenneco, Inc., 8.00%, 11/17/28
(a)
........ 1,713 1,633,924
ZF North America Capital, Inc., 6.88%,
04/14/28
(a)
..................... 515 517,620
3,982,775
Automobiles — 0.7%
(a)
Jaguar Land Rover Automotive plc, 5.88%,
01/15/28 ...................... 489 486,722
PM General Purchaser LLC, 9.50%, 10/01/28 537 533,922
Winnebago Industries, Inc., 6.25%, 07/15/28 . 269 267,473
1,288,117
Biotechnology — 0.5%
(a)
Emergent BioSolutions, Inc., 3.88%, 08/15/28 410 345,575
Grifols SA, 4.75%, 10/15/28
(b)
.......... 705 652,416
997,991
Broadline Retail — 0.6%
ANGI Group LLC, 3.88%, 08/15/28
(a)
...... 450 404,929
Match Group Holdings II LLC, 4.63%,
06/01/28
(a)
..................... 452 435,268
Nordstrom, Inc., 6.95%, 03/15/28
(b)
....... 256 263,346
1,103,543
Building Products — 2.8%
AmeriTex HoldCo Intermediate LLC, 10.25%,
10/15/28
(a) (b)
.................... 474 502,590
Camelot Return Merger Sub, Inc., 8.75%,
08/01/28
(a) (b)
.................... 642 630,765
CP Atlas Buyer, Inc., 7.00%, 12/01/28
(a) (b)
... 460 409,358
Griffon Corp., 5.75%, 03/01/28
(b)
......... 863 855,547
James Hardie International Finance DAC,
5.00%, 01/15/28
(a)
................ 340 331,312
New Enterprise Stone & Lime Co., Inc.
(a)
5.25% , 07/15/28 .................. 522 509,479
9.75% , 07/15/28 .................. 238 242,619
Smyrna Ready Mix Concrete LLC, 6.00%,
11/01/28
(a)
..................... 993 984,810
Standard Industries, Inc., 4.75%, 01/15/28
(a)
. 885 860,489
5,326,969
Capital Markets — 0.8%
AG Issuer LLC, 6.25%, 03/01/28
(a)
....... 441 440,272
Coinbase Global, Inc., 3.38%, 10/01/28
(a) (b)
.. 968 878,970
Prospect Capital Corp., 3.44%, 10/15/28 .... 269 237,343
1,556,585
Chemicals — 4.4%
Chemours Co. (The), 5.75%, 11/15/28
(a) (b)
... 700 665,017
Consolidated Energy Finance SA, 5.63%,
10/15/28
(a)
..................... 545 483,540
Security
Par (000)
Par (000) Value
Chemicals (continued)
CVR Partners LP, 6.13%, 06/15/28
(a)
...... USD 495 $ 488,226
Element Solutions, Inc., 3.88%, 09/01/28
(a)
.. 721 688,170
HB Fuller Co., 4.25%, 10/15/28
(b)
........ 267 253,812
Herens Holdco SARL, 4.75%, 05/15/28
(a)
... 309 283,373
Illuminate Buyer LLC, 9.00%, 07/01/28
(a)
.... 409 413,406
INEOS Finance plc, 6.75%, 05/15/28
(a)
..... 370 372,587
Ingevity Corp., 3.88%, 11/01/28
(a) (b)
....... 478 443,201
Innophos Holdings, Inc., 11.50%, 06/15/29
(a) (b)
178 189,830
LSB Industries, Inc., 6.25%, 10/15/28
(a) (b)
.... 431 424,338
Minerals Technologies, Inc., 5.00%, 07/01/28
(a)
360 348,348
Olympus Water US Holding Corp.
(a)
4.25% , 10/01/28 .................. 739 701,454
9.75% , 11/15/28 .................. 1,588 1,682,425
SCIH Salt Holdings, Inc., 4.88%, 05/01/28
(a)
.. 965 935,666
8,373,393
Commercial Services & Supplies — 3.6%
Allied Universal Holdco LLC
4.63% , 06/01/28
(a)
................. 1,853 1,765,534
Aramark Services, Inc., 5.00%, 02/01/28
(a)
... 1,036 1,015,208
Garda World Security Corp., 7.75%, 02/15/28
(a)
337 349,598
GFL Environmental, Inc.
(a)
4.00% , 08/01/28
(b)
................. 657 624,708
3.50% , 09/01/28 .................. 667 628,716
Interface, Inc., 5.50%, 12/01/28
(a)
........ 275 270,497
Madison IAQ LLC, 4.13%, 06/30/28
(a)
...... 633 604,989
Prime Security Services Borrower LLC, 6.25%,
01/15/28
(a) (b)
.................... 1,166 1,164,907
Williams Scotsman, Inc., 4.63%, 08/15/28
(a)
.. 452 444,116
6,868,273
Communications Equipment — 0.2%
Viasat, Inc., 6.50%, 07/15/28
(a) (b)
......... 357 304,259
Construction & Engineering — 0.9%
Fluor Corp., 4.25%, 09/15/28
(b)
.......... 531 509,585
Pike Corp., 5.50%, 09/01/28
(a)
.......... 653 638,113
Railworks Holdings LP, 8.25%, 11/15/28
(a)
... 291 295,452
Weekley Homes LLC, 4.88%, 09/15/28
(a)
.... 356 341,944
1,785,094
Consumer Finance — 2.4%
Credit Acceptance Corp., 9.25%, 12/15/28
(a)
. 532 567,213
Enova International, Inc., 11.25%, 12/15/28
(a)
. 360 391,484
FirstCash, Inc., 4.63%, 09/01/28
(a)
........ 446 426,592
GGAM Finance Ltd., 8.00%, 06/15/28
(a)
.... 537 566,546
goeasy Ltd., 9.25%, 12/01/28
(a)
......... 500 534,116
Navient Corp., 4.88%, 03/15/28 ......... 449 430,009
OneMain Finance Corp.
6.63% , 01/15/28 .................. 679 690,193
3.88% , 09/15/28 .................. 539 503,426
PRA Group, Inc., 8.38%, 02/01/28
(a)
....... 343 354,051
4,463,630
Consumer Staples Distribution & Retail — 1.3%
(a)
Albertsons Cos., Inc.
5.88% , 02/15/28 .................. 660 659,178
6.50% , 02/15/28
(b)
................. 680 692,648
C&S Group Enterprises LLC, 5.00%, 12/15/28 356 305,324
United Natural Foods, Inc., 6.75%, 10/15/28
(b)
426 422,749
US Foods, Inc., 6.88%, 09/15/28 ........ 454 465,941
2,545,840
Containers & Packaging — 3.0%
Ardagh Metal Packaging Finance USA LLC,
3.25%, 09/01/28
(a)
................ 419 378,938
Ball Corp., 6.88%, 03/15/28 ........... 744 763,595
Cascades, Inc., 5.38%, 01/15/28
(a)
....... 404 395,625

Schedule of Investments
(unaudited) (continued)
January 31, 2025
iShares
®
iBonds
®
2028 Term High Yield and Income ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Containers & Packaging (continued)
Graham Packaging Co., Inc., 7.13%, 08/15/28
(a)
USD 437 $ 434,737
Graphic Packaging International LLC, 3.50%,
03/15/28
(a)
..................... 408 384,680
Intelligent Packaging Ltd. Finco, Inc., 6.00%,
09/15/28
(a)
..................... 718 714,492
Iris Holding, Inc., 10.00%, 12/15/28
(a)
...... 437 404,205
LABL, Inc.
(a)
5.88% , 11/01/28
(b)
................. 448 396,805
9.50% , 11/01/28 .................. 270 265,961
Pactiv Evergreen Group Issuer LLC, 4.38%,
10/15/28
(a)
..................... 453 454,407
Sealed Air Corp., 6.13%, 02/01/28
(a) (b)
..... 695 701,441
Silgan Holdings, Inc., 4.13%, 02/01/28 ..... 497 477,753
5,772,639
Distributors — 0.8%
(a)
American Builders & Contractors Supply Co.,
Inc., 4.00%, 01/15/28 .............. 633 610,428
Dealer Tire LLC, 8.00%, 02/01/28 ........ 443 440,478
Ritchie Bros Holdings, Inc., 6.75%, 03/15/28 . 500 512,165
1,563,071
Diversified Consumer Services — 0.4%
Adtalem Global Education, Inc., 5.50%,
03/01/28
(a)
..................... 364 358,580
Grand Canyon University, 5.13%, 10/01/28 .. 361 341,377
699,957
Diversified REITs — 1.9%
(a)
Necessity Retail REIT, Inc., 4.50%, 09/30/28 . 450 420,731
Uniti Group LP
10.50% , 02/15/28 ................. 2,580 2,758,708
4.75% , 04/15/28 .................. 512 486,021
3,665,460
Diversified Telecommunication Services — 4.2%
Altice Financing SA, 5.00%, 01/15/28
(a)
..... 1,158 935,216
Altice France SA, 5.50%, 01/15/28
(a)
...... 1,065 853,604
CCO Holdings LLC, 5.00%, 02/01/28
(a)
..... 2,230 2,171,425
Consolidated Communications, Inc.
(a)
5.00% , 10/01/28 .................. 361 341,973
6.50% , 10/01/28 .................. 674 658,812
Frontier Communications Holdings LLC, 5.00%,
05/01/28
(a)
..................... 1,383 1,368,748
Frontier Florida LLC, Series E, 6.86%, 02/01/28 261 267,711
Iliad Holding SASU, 7.00%, 10/15/28
(a)
..... 796 809,899
Zayo Group Holdings, Inc., 6.13%, 03/01/28
(a)
708 628,143
8,035,531
Electric Utilities — 1.2%
NRG Energy, Inc., 5.75%, 01/15/28 ....... 737 737,603
Pattern Energy Operations LP, 4.50%,
08/15/28
(a)
..................... 628 592,884
PG&E Corp., 5.00%, 07/01/28 .......... 900 868,137
2,198,624
Electrical Equipment — 0.4%
Vertiv Group Corp., 4.13%, 11/15/28
(a)
..... 750 712,325
Energy Equipment & Services — 1.5%
Archrock Partners LP, 6.25%, 04/01/28
(a)
.... 716 719,410
Bristow Group, Inc., 6.88%, 03/01/28
(a)
..... 357 359,357
Global Marine, Inc., 7.00%, 06/01/28
(b)
..... 317 300,082
Nabors Industries Ltd., 7.50%, 01/15/28
(a)
... 334 322,793
Nine Energy Service, Inc., 13.00%, 02/01/28 . 247 170,454
Oceaneering International, Inc., 6.00%,
02/01/28 ...................... 247 247,004
Transocean Aquila Ltd., 8.00%, 09/30/28
(a)
.. 278 284,947
Security
Par (000)
Par (000) Value
Energy Equipment & Services (continued)
Transocean Titan Financing Ltd., 8.38%,
02/01/28
(a)
..................... USD 450 $ 460,854
2,864,901
Entertainment — 0.6%
(a)
Cinemark USA, Inc., 5.25%, 07/15/28
(b)
.... 676 662,840
Live Nation Entertainment, Inc., 3.75%,
01/15/28 ...................... 449 428,418
1,091,258
Financial Services — 2.3%
(a)
Benteler International AG, 10.50%, 05/15/28 . 430 455,860
Burford Capital Global Finance LLC, 6.25%,
04/15/28 ...................... 350 347,887
Freedom Mortgage Corp., 12.00%, 10/01/28 . 721 785,606
Jefferies Finance LLC, 5.00%, 08/15/28 .... 886 838,979
LD Holdings Group LLC, 6.13%, 04/01/28 ... 453 396,683
Midcap Financial Issuer Trust, 6.50%, 05/01/28 882 868,169
Nationstar Mortgage Holdings, Inc., 5.50%,
08/15/28 ...................... 769 755,464
4,448,648
Food Products — 1.0%
B&G Foods, Inc., 8.00%, 09/15/28
(a)
...... 724 750,735
Chobani LLC, 4.63%, 11/15/28
(a)
......... 380 369,254
Lamb Weston Holdings, Inc., 4.88%, 05/15/28
(a)
426 416,571
TreeHouse Foods, Inc., 4.00%, 09/01/28 ... 443 405,124
1,941,684
Gas Utilities — 0.2%
AmeriGas Partners LP, 9.38%, 06/01/28
(a)
... 425 421,961
Ground Transportation — 0.8%
(a)(b)
Avis Budget Car Rental LLC, 4.75%, 04/01/28 441 418,072
EquipmentShare.com, Inc., 9.00%, 05/15/28 . 939 989,879
1,407,951
Health Care Equipment & Supplies — 1.8%
(a)
Avantor Funding, Inc., 4.63%, 07/15/28
(b)
... 1,386 1,338,504
Bausch + Lomb Corp., 8.38%, 10/01/28 .... 1,260 1,319,669
Hologic, Inc., 4.63%, 02/01/28 .......... 363 355,124
Teleflex, Inc., 4.25%, 06/01/28 .......... 446 428,579
3,441,876
Health Care Providers & Services — 3.0%
Acadia Healthcare Co., Inc., 5.50%,
07/01/28
(a) (b)
.................... 409 398,212
AdaptHealth LLC, 6.13%, 08/01/28
(a) (b)
..... 296 290,897
Encompass Health Corp., 4.50%, 02/01/28 .. 696 679,353
Heartland Dental LLC, 10.50%, 04/30/28
(a) (b)
. 621 662,099
Molina Healthcare, Inc., 4.38%, 06/15/28
(a)
.. 706 679,266
Tenet Healthcare Corp.
4.63% , 06/15/28 .................. 526 508,880
6.13% , 10/01/28
(b)
................. 2,226 2,226,494
Toledo Hospital (The), Series B, 5.33%,
11/15/28 ...................... 284 278,641
5,723,842
Health Care REITs — 0.2%
CTR Partnership LP, 3.88%, 06/30/28
(a)
.... 356 338,498
Hotel & Resort REITs — 0.7%
Park Intermediate Holdings LLC, 5.88%,
10/01/28
(a)
..................... 651 643,725
RHP Hotel Properties LP, 7.25%, 07/15/28
(a)
. 360 372,635
Service Properties Trust, 3.95%, 01/15/28
(b)
.. 358 316,202
1,332,562

Schedule of Investments
(unaudited) (continued)
January 31, 2025
iShares
®
iBonds
®
2028 Term High Yield and Income ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Hotels, Restaurants & Leisure — 7.6%
1011778 BC ULC
(a)
3.88% , 01/15/28 .................. USD 1,398 $ 1,334,494
4.38% , 01/15/28
(b)
................. 662 637,232
Acushnet Co., 7.38%, 10/15/28
(a)
........ 316 328,391
Carnival Holdings Bermuda Ltd., 10.38%,
05/01/28
(a)
..................... 1,756 1,868,644
Cedar Fair LP, 6.50%, 10/01/28 ......... 271 272,821
Churchill Downs, Inc., 4.75%, 01/15/28
(a)
... 624 607,697
Full House Resorts, Inc., 8.25%, 02/15/28
(a) (b)
. 408 411,528
GPS Hospitality Holding Co. LLC, 7.00%,
08/15/28
(a)
..................... 347 200,876
Hilton Domestic Operating Co., Inc., 5.75%,
05/01/28
(a) (b)
.................... 471 472,091
Light & Wonder International, Inc., 7.00%,
05/15/28
(a)
..................... 631 633,321
Lindblad Expeditions Holdings, Inc., 9.00%,
05/15/28
(a)
..................... 245 257,235
Marriott Ownership Resorts, Inc., 4.75%,
01/15/28
(b)
..................... 315 303,792
Melco Resorts Finance Ltd., 5.75%, 07/21/28
(a)
753 720,295
MGM Resorts International, 4.75%, 10/15/28
(b)
672 652,029
NCL Finance Ltd., 6.13%, 03/15/28
(a) (b)
..... 475 479,988
Royal Caribbean Cruises Ltd.
3.70% , 03/15/28 .................. 447 427,668
5.50% , 04/01/28
(a)
................. 1,347 1,351,624
Station Casinos LLC, 4.50%, 02/15/28
(a)
.... 607 581,783
Studio City Finance Ltd., 6.50%, 01/15/28
(a)
.. 430 419,228
TKC Holdings, Inc., 6.88%, 05/15/28
(a)
..... 366 365,312
VOC Escrow Ltd., 5.00%, 02/15/28
(a)
...... 597 583,568
Wyndham Hotels & Resorts, Inc., 4.38%,
08/15/28
(a)
..................... 427 410,180
Wynn Macau Ltd., 5.63%, 08/26/28
(a) (b)
..... 1,193 1,151,628
14,471,425
Household Durables — 1.6%
Adams Homes, Inc., 9.25%, 10/15/28
(a)
.... 337 351,475
Ashton Woods USA LLC, 6.63%, 01/15/28
(a)
. 230 230,615
Dream Finders Homes, Inc., 8.25%, 08/15/28
(a)
275 284,893
Installed Building Products, Inc., 5.75%,
02/01/28
(a)
..................... 275 271,432
LGI Homes, Inc., 8.75%, 12/15/28
(a)
....... 357 378,161
M/I Homes, Inc., 4.95%, 02/01/28
(b)
....... 362 355,514
Shea Homes LP, 4.75%, 02/15/28 ........ 379 366,886
Taylor Morrison Communities, Inc., 5.75%,
01/15/28
(a)
..................... 409 409,591
TRI Pointe Homes, Inc., 5.70%, 06/15/28 ... 314 313,298
2,961,865
Household Products — 0.4%
Central Garden & Pet Co., 5.13%, 02/01/28 .. 275 269,669
Energizer Holdings, Inc., 4.75%, 06/15/28
(a) (b)
. 516 495,635
765,304
Independent Power and Renewable Electricity Producers
— 1.8%
(a)
Atlantica Sustainable Infrastructure plc, 4.13%,
06/15/28 ...................... 347 328,669
Calpine Corp.
4.50% , 02/15/28 .................. 1,108 1,075,493
5.13% , 03/15/28 .................. 1,235 1,213,019
Clearway Energy Operating LLC, 4.75%,
03/15/28 ...................... 761 736,216
3,353,397
Security
Par (000)
Par (000) Value
Insurance — 0.8%
(a)
Alliant Holdings Intermediate LLC, 6.75%,
04/15/28 ...................... USD 1,122 $ 1,133,926
Sagicor Financial Co. Ltd., 5.30%, 05/13/28
(b)
. 473 462,307
1,596,233
Interactive Media & Services — 0.2%
Cars.com, Inc., 6.38%, 11/01/28
(a)
........ 357 356,663
IT Services — 1.9%
(a)
Acuris Finance US, Inc., 5.00%, 05/01/28 ... 300 277,071
Ahead DB Holdings LLC, 6.63%, 05/01/28 .. 357 353,522
Arches Buyer, Inc.
4.25% , 06/01/28 .................. 857 800,600
6.13% , 12/01/28 .................. 451 408,415
ASGN, Inc., 4.63%, 05/15/28 ........... 497 478,352
Cablevision Lightpath LLC, 5.63%, 09/15/28 . 383 358,246
ION Trading Technologies SARL, 5.75%,
05/15/28 ...................... 394 371,419
Newfold Digital Holdings Group, Inc., 11.75%,
10/15/28 ...................... 353 291,511
Virtusa Corp., 7.13%, 12/15/28 ......... 296 287,360
3,626,496
Life Sciences Tools & Services — 0.2%
Charles River Laboratories International, Inc.,
4.25%, 05/01/28
(a)
................ 447 428,028
Machinery — 1.8%
ATS Corp., 4.13%, 12/15/28
(a)
.......... 316 294,909
Calderys Financing LLC, 11.25%, 06/01/28
(a)
. 498 533,372
GrafTech Finance, Inc., 4.63%, 12/23/29
(a)
... 202 142,300
Maxim Crane Works Holdings Capital LLC,
11.50%, 09/01/28
(a)
............... 449 473,862
Titan International, Inc., 7.00%, 04/30/28
(b)
.. 360 357,605
TK Elevator Holdco GmbH, 7.63%, 07/15/28
(a)
346 348,373
Trinity Industries, Inc., 7.75%, 07/15/28
(a)
... 541 562,290
Wabash National Corp., 4.50%, 10/15/28
(a)
.. 360 332,742
Werner FinCo. LP, 11.50%, 06/15/28
(a)
..... 357 393,673
3,439,126
Marine Transportation — 0.1%
Danaos Corp., 8.50%, 03/01/28
(a)
........ 233 238,280
Media — 6.7%
Advantage Sales & Marketing, Inc., 6.50%,
11/15/28
(a)
..................... 551 521,896
Block Communications, Inc., 4.88%,
03/01/28
(a) (b)
.................... 275 257,322
Clear Channel Outdoor Holdings, Inc.
(a)
7.75% , 04/15/28 .................. 900 834,210
9.00% , 09/15/28
(b)
................. 664 699,059
CSC Holdings LLC
(a)
5.38% , 02/01/28 .................. 980 861,060
11.25% , 05/15/28 ................. 985 976,257
GCI LLC, 4.75%, 10/15/28
(a)
........... 541 510,275
iHeartCommunications, Inc., 4.75%, 01/15/28
(a)
245 200,302
Lamar Media Corp., 3.75%, 02/15/28 ...... 540 514,139
McGraw-Hill Education, Inc., 5.75%, 08/01/28
(a)
748 736,373
Nexstar Media, Inc., 4.75%, 11/01/28
(a) (b)
.... 881 831,792
Sirius XM Radio LLC, 4.00%, 07/15/28
(a)
.... 1,795 1,678,040
Sunrise HoldCo IV BV, 5.50%, 01/15/28
(a)
... 345 340,910
TEGNA, Inc., 4.63%, 03/15/28 .......... 885 847,074
Telenet Finance Luxembourg Notes SARL,
5.50%, 03/01/28
(a)
................ 1,000 964,364
Univision Communications, Inc., 8.00%,
08/15/28
(a)
..................... 1,302 1,330,627
Urban One, Inc., 7.38%, 02/01/28
(a)
....... 464 258,242

Schedule of Investments
(unaudited) (continued)
January 31, 2025
iShares
®
iBonds
®
2028 Term High Yield and Income ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Media (continued)
Virgin Media Vendor Financing Notes IV DAC,
5.00%, 07/15/28
(a)
................ USD 465 $ 444,055
12,805,997
Metals & Mining — 1.7%
Alcoa Nederland Holding BV, 6.13%, 05/15/28
(a)
425 426,944
Carpenter Technology Corp., 6.38%, 07/15/28 343 344,383
Century Aluminum Co., 7.50%, 04/01/28
(a) (b)
.. 237 239,583
Constellium SE, 5.63%, 06/15/28
(a)
....... 275 269,739
Hecla Mining Co., 7.25%, 02/15/28 ....... 403 408,331
Infrabuild Australia Pty. Ltd., 14.50%, 11/15/28
(a)
25 25,290
Kaiser Aluminum Corp., 4.63%, 03/01/28
(a)
.. 450 433,357
Mineral Resources Ltd., 9.25%, 10/01/28
(a)
.. 973 1,028,249
3,175,876
Office REITs — 0.3%
Brandywine Operating Partnership LP, 8.30%,
03/15/28
(c)
..................... 316 332,677
Hudson Pacific Properties LP, 5.95%,
02/15/28
(b)
..................... 316 285,672
618,349
Oil, Gas & Consumable Fuels — 8.4%
Antero Midstream Partners LP, 5.75%,
01/15/28
(a)
..................... 560 558,412
Buckeye Partners LP, 4.50%, 03/01/28
(a)
.... 450 434,328
Calumet Specialty Products Partners LP, 9.75%,
07/15/28
(a)
..................... 296 289,838
Civitas Resources, Inc., 8.38%, 07/01/28
(a)
.. 1,214 1,270,318
Crescent Energy Finance LLC, 9.25%,
02/15/28
(a)
..................... 898 940,025
CVR Energy, Inc., 5.75%, 02/15/28
(a) (b)
..... 363 342,455
Delek Logistics Partners LP, 7.13%, 06/01/28
(a)
356 357,057
Encino Acquisition Partners Holdings LLC,
8.50%, 05/01/28
(a)
................ 633 650,620
Genesis Energy LP, 7.75%, 02/01/28 ...... 585 592,315
Harvest Midstream I LP, 7.50%, 09/01/28
(a)
.. 710 725,892
Hess Midstream Operations LP, 5.13%,
06/15/28
(a)
..................... 480 472,990
Hilcorp Energy I LP, 6.25%, 11/01/28
(a)
..... 537 533,329
Howard Midstream Energy Partners LLC,
8.88%, 07/15/28
(a)
................ 497 524,404
Kinetik Holdings LP, 6.63%, 12/15/28
(a)
..... 716 732,625
Martin Midstream Partners LP, 11.50%,
02/15/28
(a)
..................... 362 393,675
Matador Resources Co., 6.88%, 04/15/28
(a)
.. 450 458,082
Northern Oil & Gas, Inc., 8.13%, 03/01/28
(a)
.. 607 618,103
PBF Holding Co. LLC, 6.00%, 02/15/28 .... 712 701,014
Sitio Royalties Operating Partnership LP,
7.88%, 11/01/28
(a)
................ 541 561,760
SM Energy Co., 6.50%, 07/15/28
(b)
....... 361 361,608
Sunnova Energy Corp., 11.75%, 10/01/28
(a) (b)
. 360 245,671
Sunoco LP
5.88% , 03/15/28 .................. 340 340,326
7.00% , 09/15/28
(a)
................. 449 461,909
Tallgrass Energy Partners LP, 5.50%, 01/15/28
(a)
677 661,700
TerraForm Power Operating LLC, 5.00%,
01/31/28
(a)
..................... 633 609,769
Venture Global LNG, Inc., 8.13%, 06/01/28
(a)
. 2,010 2,101,570
15,939,795
Paper & Forest Products — 0.7%
(a)
Ahlstrom Holding 3 Oy, 4.88%, 02/04/28 .... 264 250,346
Clearwater Paper Corp., 4.75%, 08/15/28 ... 233 220,797
Domtar Corp., 6.75%, 10/01/28 ......... 574 529,685
Mercer International, Inc., 12.88%, 10/01/28 . 357 385,603
1,386,431
Security
Par (000)
Par (000) Value
Passenger Airlines — 1.4%
American Airlines, Inc., 7.25%, 02/15/28
(a) (b)
.. USD 662 $ 677,441
Avianca Midco 2 plc
9.00% , 12/01/28
(a) (b)
................ 1,474 1,468,338
VistaJet Malta Finance plc, 9.50%, 06/01/28
(a) (b)
447 459,208
2,604,987
Personal Care Products — 0.5%
(a)
Edgewell Personal Care Co., 5.50%, 06/01/28
(b)
672 662,194
Prestige Brands, Inc., 5.13%, 01/15/28 ..... 348 343,388
1,005,582
Pharmaceuticals — 3.0%
Bausch Health Cos., Inc.
(a)
4.88% , 06/01/28 .................. 1,292 1,063,023
11.00% , 09/30/28 ................. 1,309 1,229,459
Cheplapharm Arzneimittel GmbH, 5.50%,
01/15/28
(a)
..................... 439 389,352
Elanco Animal Health, Inc., 6.65%, 08/28/28
(c)
629 647,287
Mallinckrodt International Finance SA, 14.75%,
11/14/28
(a)
..................... 425 452,093
Organon & Co., 4.13%, 04/30/28
(a)
....... 1,949 1,848,171
5,629,385
Professional Services — 0.6%
(a)
CoreLogic, Inc., 4.50%, 05/01/28 ........ 677 633,214
KBR, Inc., 4.75%, 09/30/28 ............ 225 213,661
Science Applications International Corp., 4.88%,
04/01/28 ...................... 361 349,719
1,196,594
Real Estate Management & Development — 1.1%
(a)
Cushman & Wakefield US Borrower LLC,
6.75%, 05/15/28 ................. 587 591,853
Five Point Operating Co. LP, 10.50%, 01/15/28
(c)
466 475,719
Forestar Group, Inc., 5.00%, 03/01/28 ..... 275 266,302
Howard Hughes Corp. (The), 5.38%, 08/01/28 672 652,821
1,986,695
Semiconductors & Semiconductor Equipment — 0.5%
(a)
Entegris, Inc., 4.38%, 04/15/28 ......... 363 350,284
ON Semiconductor Corp., 3.88%, 09/01/28
(b)
. 614 579,698
929,982
Software — 2.6%
(a)
Clarivate Science Holdings Corp., 3.88%,
07/01/28 ...................... 829 780,213
Consensus Cloud Solutions, Inc., 6.50%,
10/15/28 ...................... 380 384,437
Fair Isaac Corp., 4.00%, 06/15/28
(b)
....... 798 760,204
GoTo Group, Inc., 5.50%, 05/01/28 ....... 325 281,936
Helios Software Holdings, Inc., 4.63%, 05/01/28 299 276,524
NCR Voyix Corp., 5.00%, 10/01/28 ....... 582 560,807
Open Text Corp., 3.88%, 02/15/28 ....... 813 772,801
PTC, Inc., 4.00%, 02/15/28 ............ 443 424,590
Rocket Software, Inc., 9.00%, 11/28/28 .... 706 730,672
4,972,184
Specialized REITs — 0.6%
Iron Mountain, Inc.
(a)
5.25% , 03/15/28 .................. 745 732,265
5.00% , 07/15/28
(b)
................. 439 427,873
1,160,138
Specialty Retail — 3.4%
Advance Auto Parts, Inc., 5.95%, 03/09/28
(b)
. 252 254,927
Asbury Automotive Group, Inc., 4.50%,
03/01/28 ...................... 366 355,154
Bath & Body Works, Inc., 5.25%, 02/01/28 .. 402 398,463

Schedule of Investments
(unaudited) (continued)
January 31, 2025
iShares
®
iBonds
®
2028 Term High Yield and Income ETF

(Percentages shown are based on Net Assets)
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended January 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of
1940, as amended, were as follows:
Security
Par (000)
Par (000) Value
Specialty Retail (continued)
Carvana Co., 9.00%, (9.00% Cash or 12.00%
PIK), 12/01/28
(a) (d)
................ USD 726 $ 746,804
eG Global Finance plc, 12.00%, 11/30/28
(a)
.. 1,059 1,187,837
Evergreen Acqco 1 LP, 9.75%, 04/26/28
(a)
... 383 401,834
Group 1 Automotive, Inc., 4.00%, 08/15/28
(a)
. 671 636,384
Ken Garff Automotive LLC, 4.88%, 09/15/28
(a)
345 331,926
Michaels Cos., Inc. (The), 5.25%, 05/01/28
(a)
. 770 598,360
PetSmart, Inc., 4.75%, 02/15/28
(a)
........ 1,058 1,012,664
White Cap Buyer LLC, 6.88%, 10/15/28
(a)
... 581 581,826
6,506,179
Technology Hardware, Storage & Peripherals — 0.3%
Xerox Holdings Corp., 5.50%, 08/15/28
(a)
... 678 577,886
Trading Companies & Distributors — 2.5%
Fortress Transportation & Infrastructure
Investors LLC, 5.50%, 05/01/28
(a)
...... 887 866,928
H&E Equipment Services, Inc., 3.88%,
12/15/28
(a)
..................... 1,123 1,121,195
United Rentals North America, Inc., 4.88%,
01/15/28
(b)
..................... 1,503 1,482,259
WESCO Distribution, Inc., 7.25%, 06/15/28
(a)
. 1,169 1,190,867
4,661,249
Total Long-Term Investments — 97 .6%
(Cost: $ 183,067,722 ) .............................. 185,546,430
Security
Shares
Shares Value
Short-Term Securities
Money Market Funds — 13.1%
(e)(f)
BlackRock Cash Funds: Institutional, SL Agency
Shares , 4.54%
(g)
.................. 22,092,551 $ 22,103,597
BlackRock Cash Funds: Treasury, SL Agency
Shares , 4.35% ................... 2,831,969 2,831,969
Total Short-Term Securities — 13 .1%
(Cost: $ 24,933,542 ) ............................... 24,935,566
Total Investments — 110 .7%
(Cost: $ 208,001,264 ) .............................. 210,481,996
Liabilities in Excess of Other Assets — (10.7) % ............ (20,383,498)
Net Assets — 100.0% ...............................
$ 190,098,498
(a)
Security exempt from registration pursuant to Rule 144A under the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(b)
All or a portion of this security is on loan.
(c)
Step coupon security. Coupon rate will either increase (step-up bond) or decrease
(step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(d)
Payment-in-kind security which may pay interest/dividends in additional par/shares and/
or in cash. Rates shown are the current rate and possible payment rates.
(e)
Affiliate of the Fund.
(f)
Annualized 7-day yield as of period end.
(g)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliated Issuer
Value at
10/31/24
Purchases
at Cost
Proceeds
from Sales
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
01/31/25
Shares
Held at
01/31/25 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Cash Funds:
Institutional, SL Agency
Shares .............. $ 15,235,762 $ 6,871,106
(a)
$ — $ (1,451) $ (1,820) $ 22,103,597 22,092,551 $ 17,673
(b)
$ —
BlackRock Cash Funds:
Treasury, SL Agency Shares 1,046,862 1,785,107
(a)
— — — 2,831,969 2,831,969 18,596 —
$ (1,451) $ (1,820) $ 24,935,566 $ 36,269 $ —
— —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

Schedule of Investments
(unaudited) (continued)
January 31, 2025
iShares
®
iBonds
®
2028 Term High Yield and Income ETF

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 — Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
Level 3 — Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee's assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds, that may not have a secondary market, and/ or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Corporate Bonds ......................................... $ — $ 185,546,430 $ — $ 185,546,430
Short-Term Securities
Money Market Funds ...................................... 24,935,566 — — 24,935,566
$ 24,935,566 $ 185,546,430 $ — $ 210,481,996
Currency Abbreviation
USD United States Dollar
Portfolio Abbreviation
DAC Designated Activity Company
PIK Payment-In-Kind
REIT Real Estate Investment Trust